Related Party Transactions - Transactions with Non US Listed Part of Phoenix TV Group and CMCC (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Related Party Transaction
Advertising and promotion expenses charged by related party	$ (631)	¥ (4,341)	¥ (748)	¥ (1,277)
Corporate administrative expenses charged by related party	(1,152)	(7,918)	(6,245)	(260)
Advertising revenues earned from related party	6,033	41,482	67,393	98,413
Paid services revenues earned from and through related party	12,673	87,131	139,149	122,844
Non US listed part of the Phoenix TV Group
Related Party Transaction
Content provided by related party	(1,803)	(12,398)	(12,090)	(7,447)
Advertising and promotion expenses charged by related party	(619)	(4,258)	(23)	(1,277)
Corporate administrative expenses charged by related party	(315)	(2,166)	(2,676)	(195)
Trademark license fees charged by related party	(837)	(5,752)	(3,569)	(65)
Project cost charged by related party	(256)	(1,763)	(1,217)
Revenues earned from related party	2,088	14,354	9,454	10,356
CMCC
Related Party Transaction
Advertising revenues earned from related party	4,004	27,532	33,491	31,956
Paid services revenues earned from and through related party	12,559	86,352	138,712	122,672
Revenue sharing fees and bandwidth costs to related party	$ (2,317)	¥ (15,929)	¥ (43,604)	¥ (20,941)